Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Company’s finance lease relates to its headquarters, which was substantially completed in June 2018 and leased through May 2033, and its operating lease relates to the land lease associated with its headquarters. During 2020 the Company had an operating lease for laboratory and office space in Ohio. In March 2020, the Company terminated this lease, effective September 30, 2020, and paid termination fees of less than $0.1 million.
At December 31, 2021 and 2020, the Company had finance lease liabilities of $23.1 million and $24.8 million, respectively, and right-of-use assets of $21.4 million and $23.5 million, respectively, and operating lease liabilities of $0.7 million and $0.8 million, respectively, and right-of-use assets of $0.7 million and $0.8 million, respectively, all of which were included in the consolidated balance sheets.
The Company’s leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Certain of the Company’s leases include renewal options and escalation clauses; renewal options have been included in the calculation of the lease liabilities and right of use assets as the Company is reasonably certain to exercise the options due to the specialized nature of the leased building. Variable expenses generally represent the Company’s share of the landlord’s operating expenses. The Company does not act as a lessor in any lease arrangements.
The following summarizes quantitative information about the Company’s leases:

	Year Ended December 31,
($ in thousands)	2021	2020
Finance lease cost
Amortization of right-of-use assets	$2,060	$2,060
Interest on lease liabilities	2,044	2,180
Total finance lease cost	4,104	4,240
Operating lease cost	105	152
Total lease cost	$4,209	$4,392

	Year Ended December 31, 2021		Year Ended December 31, 2020
($ in thousands)	Finance Leases	Operating Leases	Finance Leases	Operating Leases

Operating cash flows from leases	$(2,044)	$(105)	$(2,180)	$(182)
Financing cash flows from leases	$(1,729)	$—	$(1,500)	$—
Weighted-average remaining lease term	5.04	5.74	5.52	6.24
Weighted-average discount rate	8.50%	8.50%	8.50%	8.50%
As of December 31, 2021, the maturities of the Company’s lease liabilities were as follows:

($ in thousands)	Finance Leases	Operating Leases
2022	$3,868	$105
2023	3,965	105
2024	4,065	105
2025	4,167	105
2026	4,237	105
Thereafter	12,699	574
Total	33,001	1,099
Less: present value discount	(9,911)	(372)
Lease liabilities	$23,090	$727

Leases	Leases
The Company’s finance lease relates to its headquarters, which was substantially completed in June 2018 and leased through May 2033, and its operating lease relates to the land lease associated with its headquarters. During 2020 the Company had an operating lease for laboratory and office space in Ohio. In March 2020, the Company terminated this lease, effective September 30, 2020, and paid termination fees of less than $0.1 million.
At December 31, 2021 and 2020, the Company had finance lease liabilities of $23.1 million and $24.8 million, respectively, and right-of-use assets of $21.4 million and $23.5 million, respectively, and operating lease liabilities of $0.7 million and $0.8 million, respectively, and right-of-use assets of $0.7 million and $0.8 million, respectively, all of which were included in the consolidated balance sheets.
The Company’s leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Certain of the Company’s leases include renewal options and escalation clauses; renewal options have been included in the calculation of the lease liabilities and right of use assets as the Company is reasonably certain to exercise the options due to the specialized nature of the leased building. Variable expenses generally represent the Company’s share of the landlord’s operating expenses. The Company does not act as a lessor in any lease arrangements.
The following summarizes quantitative information about the Company’s leases:

	Year Ended December 31,
($ in thousands)	2021	2020
Finance lease cost
Amortization of right-of-use assets	$2,060	$2,060
Interest on lease liabilities	2,044	2,180
Total finance lease cost	4,104	4,240
Operating lease cost	105	152
Total lease cost	$4,209	$4,392

	Year Ended December 31, 2021		Year Ended December 31, 2020
($ in thousands)	Finance Leases	Operating Leases	Finance Leases	Operating Leases

Operating cash flows from leases	$(2,044)	$(105)	$(2,180)	$(182)
Financing cash flows from leases	$(1,729)	$—	$(1,500)	$—
Weighted-average remaining lease term	5.04	5.74	5.52	6.24
Weighted-average discount rate	8.50%	8.50%	8.50%	8.50%
As of December 31, 2021, the maturities of the Company’s lease liabilities were as follows:

($ in thousands)	Finance Leases	Operating Leases
2022	$3,868	$105
2023	3,965	105
2024	4,065	105
2025	4,167	105
2026	4,237	105
Thereafter	12,699	574
Total	33,001	1,099
Less: present value discount	(9,911)	(372)
Lease liabilities	$23,090	$727